INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2024
Income Tax Expense
INCOME TAX EXPENSE

NOTE 28 – INCOME TAX EXPENSE:

A. Taxes on income:

The combined Canadian federal and provincial statutory income tax rate is 26.5% in 2024, 2023 and 2022.

Israeli corporate tax rates is 23% in 2024, 2023 and 2022.

B. Tax reconciliation:

	Year Ended December 31
	2024	2023	2022

Loss before income tax	$(19,263)	$(18,057)	$(18,347)
Statutory tax rate	23%	23%	23%
Income tax benefit at the statutory tax rate	4,430	4,153	4,220
Current period tax losses carried forward (unrecognized)	(4,430)	(4,153)	(4,220)
Income tax expense	$-	$-	$-

A2Z CUST2MATE SOLUTIONS CORP.

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(Expressed in Thousands of US Dollars, except per share data)